Balance Sheet Components - Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Warranty reserve	$ 20,020	$ 17,107	$ 15,158
Finance lease liability, noncurrent, location		Total	Total
Finance lease liabilities, non-current	512	$ 57	$ 87
Total	$ 20,532	$ 17,164	$ 15,245